Subsequent event	6 Months Ended
Jun. 30, 2023
Subsequent event
Subsequent event

16.Subsequent event

The Group has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that there are no events that would have required adjustment or disclosure in the financial statements.